Basis of Presentation - Disclosure of Exchange Rates used for the Change in Presentation (Details) - kr / $	3 Months Ended				12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Basis of Presentation [Abstract]
Average rate	0.1433	0.1472	0.1443	0.1456	0.1452	0.1451	0.1415	0.1530
Closing rate	0.1400	0.1502	0.1435	0.1450	0.1400	0.1483	0.1434		0.1524